Capital Management - Additional Information (Detail) $ in Thousands	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD ($)
Disclosure Of Capitalisation [Line Items]
Cash	$ 65,081		$ 115,705		$ 444,759
Senior Credit Facility [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity		$ 500,000,000		$ 550,000,000
Line of credit outstanding		0
Letters of credit outstanding		20,900,000		41,500,000
Secured Operating Facility [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity	96,600		100,400
40.0 Million Secured Operating Facilities [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity	40,000		40,000
Letters of credit outstanding	$ 20,800		$ 22,000
30.0 Million Operating Facilities [member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity		30,000,000		30,000,000
Letters of credit outstanding		13,300,000		6,500,000
15.0 Million Secured Operating Facilities [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity		15,000,000		15,000,000
Line of credit outstanding		$ 0		$ 0